Retirement benefits obligations - Plan assets (Details)	Dec. 31, 2020
Retirement benefits obligations
Cash	0.76%
Bonds	56.09%
Equity instruments	10.91%
Real estate	21.43%
Mortgages	9.24%
Others	1.57%
Total	100.00%